Employee benefits - Share-based payment - General information (Details) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
	Apr. 21, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) employee shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments recorded in equity		€ 16	€ 14	€ 171
Long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of approval of budget		3 years
Long Term Incentive Plan (LTIP) 2023 - 2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares		1.9
Number of beneficiaries | employee		1,200
Organic cash-flow from telecom activities		40.00%
Total Shareholder Return (TSR)		30.00%
Corporate Social Responsability (CSR)		30.00%
Long Term Incentive Plan LTIP 2022 2024 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares		1.8
Number of beneficiaries | employee		1,300
Organic cash-flow from telecom activities		50.00%
Total Shareholder Return (TSR)		30.00%
Corporate Social Responsability (CSR)		20.00%
Long Term Incentive Plan (LTIP) 2020 - 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares		1.7
Number of free share units delivered at delivery date | shares		0.9
Estimated number of beneficiaries at the beginning | employee		1,300
Number of beneficiaries | employee		1,191
Organic cash-flow from telecom activities		40.00%
Total Shareholder Return (TSR)		40.00%
Corporate Social Responsability (CSR)		20.00%
Period of assessment of performance		3 years
Charge of the plan (including social security contributions)		€ 1	(5)	(5)	€ (2)
Share-based payments recorded in equity		(10)
Share-based payments recorded in employee benefits		(1)
Free share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan (including social security contributions)		13	11	11
Share-based payments recorded in equity		11	10	10
Share-based payments recorded in employee benefits		€ 2	€ 1	1
Together 2021 Employee Shareholding Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments recorded in equity				169
Share-based payments recorded in employee benefits				3
Maximum subscriptions, including matching contributions	€ 260
Share subscription price | € / shares	€ 6.64
Discount Rate, reference market price	30.00%
Number of shares subscribed | shares	12.0
Number of free shares allocated | shares	14.0
Total shares subscribed including free shares | shares	26.0
Average Fair Value Of The Benefit Per Share | € / shares	€ 6.47
Expense including social security contributions				€ 172
Long Term Incentive Plan LTIP 2021 2023 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares		1.8
Number of beneficiaries | employee		1,300
Organic cash-flow from telecom activities		50.00%
Total Shareholder Return (TSR)		30.00%
Corporate Social Responsability (CSR)		20.00%